Dividends on ordinary shares (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Dividends paid, ordinary shares	£ 263	£ 233
Dividends paid, preference shares	28	£ 14
Total	291		£ 27
Capital contribution from Barclays PLC	£ 1,500		995
Equity attributable to owners of parent [member]
Dividends paid, ordinary shares			0
Dividends paid, preference shares			27
Total			27
Capital contribution from Barclays PLC			£ 995